Financial Instruments - Summary of Debt and Related Derivative Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	$ 2,123	$ 2,820
Derivative financial liabilities	16	21
Current portion	795	973
Long-term portion	1,328	1,847
Derivative instrument liability, Current portion	0	21
Derivative instrument liability, Long-term portion	16	0
At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	16	21
Commercial Paper [Member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	0
Commercial Paper [Member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	0
2.239% Notes, due 2025 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities		21
2.239% Notes, due 2025 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities		21
3.85% Notes, due 2024 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings			$ 450
3.35% Notes, due 2026 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	0	0
3.35% Notes, due 2026 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	0	0
5.85% Notes, due 2040 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	0	0
5.85% Notes, due 2040 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	0	0
4.50% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	3	0
4.50% Notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	3	0
5.65% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	13	0
5.65% Notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	13	0
5.50% Debentures, due 2035 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	0	0
5.50% Debentures, due 2035 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	0	0
Primary debt instruments [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	2,123	2,820
Current portion	795	973
Long-term portion	1,328	1,847
Primary debt instruments [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	2,182	2,799
Primary debt instruments [member] | Commercial Paper [Member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	295
Primary debt instruments [member] | Commercial Paper [Member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	295
Primary debt instruments [member] | 2.239% Notes, due 2025 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		973
Primary debt instruments [member] | 2.239% Notes, due 2025 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		968
Primary debt instruments [member] | 3.35% Notes, due 2026 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	500	499
Primary debt instruments [member] | 3.35% Notes, due 2026 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	498	491
Primary debt instruments [member] | 5.85% Notes, due 2040 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	490	493
Primary debt instruments [member] | 5.85% Notes, due 2040 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	520	507
Primary debt instruments [member] | 4.50% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	114	116
Primary debt instruments [member] | 4.50% Notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	99	94
Primary debt instruments [member] | 5.65% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	329	342
Primary debt instruments [member] | 5.65% Notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	353	338
Primary debt instruments [member] | 5.50% Debentures, due 2035 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	395	397
Primary debt instruments [member] | 5.50% Debentures, due 2035 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	$ 417	$ 401